Loans Receivable, Net - Summary of Financing Receivable Past Due (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total loans	¥ 1,842,784	¥ 1,354,358
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	1,758,358	1,307,284
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	84,426	47,074
0-30 days
Financing Receivable, Past Due [Line Items]
Total	22,522	16,137
31-60 days
Financing Receivable, Past Due [Line Items]
Total	14,518	6,755
Over 60 days
Financing Receivable, Past Due [Line Items]
Total	¥ 47,386	¥ 24,182